SHARE OPTION PLAN (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, expired (in shares)		68,000
Expired, price per share (in dollars per share)		$ 9.47
Expired, aggregate intrinsic value		$ 0.0
Granted (in shares)	440,000	440,000	435,000	480,000
Expected life of options (in years)	5 years	3 years 6 months	3 years 6 months	3 years 6 months
Vesting period (in years)	3 years
Granted (in dollars per share)	$ 10.34	$ 10.34	$ 8.73	$ 8.79
Weighted average fair value of options granted (in dollars per share)		$ 3.93	$ 3.06	$ 2.87
Risk free interest rate (as a percent)		4.32%	1.80%	0.33%
Expected share price volatility (as a percent)		45.50%	45.60%	44.60%
Expected dividend yield (as a percent)		0.00%	0.00%	0.00%
Options exercised (in shares)		0	85,500	129,000
Total intrinsic value of options exercised during the period			$ 0.1	$ 0.1
Cash payment in lieu of issuing shares				$ 0.1
New shares issued (in shares)			10,786
Exercisable at end of year (in shares)		1,265,000	919,667	578,500
Intrinsic value of exercisable options		$ 4.4	$ 0.2	$ 0.0
Weighted average remaining contractual term		1 year 3 months 18 days
Unrecognized compensation costs related to non-vested options granted		$ 1.1	1.0	1.0
Nonvested options, intrinsic value		$ 2.9	$ 0.0	$ 1.0
Unrecognized compensation costs, period of recognition (in years)		9 months 18 days	1 year 2 months 12 days	10 months 24 days
Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options, compensation cost recognized in the period		$ 1.6
APIC, share-based payment arrangement, option, increase for cost recognition		$ 1.6	$ 1.4	$ 1.0